EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY
Schedule of composition of share capital

		Issued and
	Authorized (*)	outstanding

	December 31, 2022
Ordinary shares of $0.00001 per share	16,232,651	8,478,437
Series Seed Preferred shares of $0.00001 per share	698,000	2,455,606
Series A1 Preferred shares of $0.00001 per share	1,314,285	4,623,734
Series A2 Preferred shares of $0.00001 per share	264,983	932,227
Series B Preferred shares of $0.00001 per share	2,352,445	8,276,043
Series C Preferred shares of $0.00001 per share	5,232,616	11,372,541
	26,094,980	36,138,588

Issued and
outstanding
December 31, 2021

Ordinary shares	6,946,638
Series Seed Preferred shares	2,455,606
Series A1 Preferred shares	4,623,734
Series A2 Preferred shares	932,227
Series B Preferred shares	8,276,043
Series C Preferred shares	11,372,541

34,606,789

Schedule of movement in issued and outstanding share capital

Number of shares
Balance as of January 1, 2021	29,514,698
Issuance of Preferred shares (see Notes 17d.1 and 17d.3)	4,336,421
Issuance of Ordinary shares (see Notes 17d.2 and 17d.4)	644,932
Exercise of employees’ options into Ordinary shares	110,738
Balance as of December 31, 2021	34,606,789
Issuance of Ordinary shares (see Notes 17d.4 and 17d.5)	1,256,744
Exercise of employees’ options into Ordinary shares	275,055
Balance as of December 31, 2022	36,138,588